VANECK SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Bermuda : 2.1%
Marvell Technology, Inc.
(USD) 7,141,505 $ 552,752,487
Underline
Netherlands : 6.5%
ASML Holding N.V. (USD) 1,565,410 1,254,503,920
NXP Semiconductors NV
(USD) 2,004,071 437,869,473
1,692,373,393
Switzerland : 0.9%
STMicroelectronics N.V.
(USD) † 7,654,347 232,768,692
Underline
Taiwan : 10.9%
Taiwan Semiconductor
Manufacturing Co. Ltd.
(ADR) 12,598,081 2,853,339,365
Underline
United States : 79.6%
Advanced Micro Devices,
Inc. * 10,132,300 1,437,773,370
Analog Devices, Inc. 4,747,194 1,129,927,116
Applied Materials, Inc. 6,393,226 1,170,407,884
Broadcom, Inc. 8,748,002 2,411,386,751
Cadence Design Systems,
Inc. * 2,548,246 785,242,005
Intel Corp. 42,236,361 946,094,486
KLA Corp. 1,249,607 1,119,322,974
Lam Research Corp. 11,937,774 1,162,022,921
Microchip Technology, Inc. 4,593,620 323,253,039
Number
of Shares Value
United States (continued)
Micron Technology, Inc. 9,520,676 $ 1,173,423,317
Monolithic Power Systems,
Inc. 390,993 285,964,460
NVIDIA Corp. 34,374,477 5,430,823,621
ON Semiconductor Corp. * 2,827,528 148,190,743
Qorvo, Inc. * 651,142 55,288,467
Qualcomm, Inc. 6,926,765 1,103,156,594
Skyworks Solutions, Inc. 1,243,500 92,665,620
Synopsys, Inc. * 1,393,786 714,566,207
Teradyne, Inc. 1,310,020 117,796,999
Texas Instruments, Inc. 5,531,987 1,148,551,141
Universal Display Corp. † 399,196 61,659,814
20,817,517,529
Total Common Stocks
(Cost: $25,596,976,924) 26,148,751,466
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $9,035,478)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 9,035,478 9,035,478
Total Investments: 100.0%
(Cost: $25,606,012,402) 26,157,786,944
Other assets less liabilities: 0.0% 3,450,147
NET ASSETS: 100.0% $ 26,161,237,091
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $22,277,426.
* Non-income producing